Financial liabilities designated at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	R$ 2	R$ 16
Non-Current	62	98
Total	64	114
Debt Securities Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Current	2	16
Non-Current	62	98
Total	R$ 64	R$ 114